Date of reporting period: 06/30/11_ Item 1. Reports to Stockholders.

JUNE 30, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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GLOBAL

# Templeton Global Opportunities Trust

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

# Semiannual Report

# Templeton Global Opportunities Trust

**Your Fund's Goal and Main Investments:** Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

**Geographic Breakdown**
Based on Total Net Assets as of 6/30/11

Europe
44.3%
North America
30.6%
Asia
20.1%
Latin America & Caribbean
2.6%
Middle East & Africa
0.2%
Short-Term Investments & Other Net Assets
2.2%

We are pleased to bring you Templeton Global Opportunities Trust's semiannual report for the period ended June 30, 2011.

## Performance Overview

Templeton Global Opportunities Trust – Class A posted a +7.00% cumulative total return for the period under review. The Fund outperformed the +4.99% total return of its benchmark, the MSCI All Country (AC) World Index, which measures stock market performance in global developed and emerging markets.[1] Please note that performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

## Economic and Market Overview

Global stock markets rose in the first half of 2011, though the positive momentum from the previous year waned as European sovereign debt turmoil escalated and signs emerged of an economic slowdown. Furthermore, geopolitical unrest sweeping the Middle East and North Africa roiled oil markets, and a devastating earthquake and tsunami in Japan severely disrupted global supply chains during the period. While the market recovered from these interferences, economic growth concerns persisted. Officials at the U.S. Federal Reserve Board (Fed) cut their growth forecast for the world's largest economy, and manufacturing slowed in most major regions of the world. Japan's earthquake, an early

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

**The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.**

Semiannual Report | 3

**Top 10 Countries**
Based on Equity Securities as of 6/30/11

| | % of Total Net Assets |
|---|---|
| U.S. | 29.8% |
| U.K. | 10.8% |
| France | 9.4% |
| Germany | 6.5% |
| Switzerland | 5.6% |
| China | 5.1% |
| South Korea | 4.7% |
| Japan | 4.2% |
| Netherlands | 4.1% |
| Spain | 2.7% |

**Top 10 Sectors/Industries**
Based on Equity Securities as of 6/30/11

| | % of Total Net Assets |
|---|---|
| Pharmaceuticals | 9.5% |
| Oil, Gas & Consumable Fuels | 8.7% |
| Media | 6.8% |
| Insurance | 5.9% |
| Commercial Banks | 5.7% |
| Diversified Telecommunication Services | 4.1% |
| Software | 4.0% |
| Semiconductors & Semiconductor Equipment | 3.8% |
| Diversified Financial Services | 3.2% |
| Biotechnology | 2.9% |

surge in commodity prices and a fading inventory restocking cycle were all blamed for declining economic leading indicators. Nascent monetary policy tightening in most parts of the world was also thought to inhibit growth and cool the commodities rally. Asian and emerging market policymakers tightened aggressively as inflation reached post-crisis highs in many regions, while the European Central Bank raised interest rates for the first time in two years, deviating from the extraordinarily accommodative path of the Fed, which undertook a second round of quantitative easing during the reporting period.

Amid concerns of sustained accommodative monetary policy and declining economic growth rates in the U.S., politicians debated whether to raise the nation's debt ceiling. Sovereign debt concerns continued to plague Europe, with Greece, Ireland, Portugal and Spain subject to rating downgrades in the first half of 2011. At period-end, European politicians were working to pass painful austerity budgets despite fierce popular resistance, and discussions were ongoing about restructuring debt payments of the region's most troubled sovereigns. Despite these challenges, continued corporate profit strength and still favorable economic growth prospects in some regions of the world supported stock prices. Equity market leadership rotated toward defensive sectors as risk aversion increased, buoying even U.S. Treasuries toward period-end as near-term demand for perceived safe havens outweighed longer term concerns about the deteriorating U.S. credit profile. The dollar ultimately declined, however, against most currencies, broadly reflecting divergent interest rate and/or economic growth expectations.

## Investment Strategy

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

## Manager's Discussion

During the period under review, the Fund's performance relative to the MSCI AC World Index benefited from stock selection and an overweighted position in Europe. Within the region, overweighted allocations to France and Germany were particularly beneficial. On a sector basis, an overweighted position and

4 | Semiannual Report

stock selection in the consumer discretionary sector[2] and stock selection in the financials sector contributed to results.[3] Among consumer discretionary sector holdings, auto parts company Hyundai Mobis (South Korea), leading tire man-
ufacturer Michelin (France) and automobile manufacturer Hyundai Motor
(South Korea) delivered strong performances. In the financials sector, leading worldwide insurance and financial services company ING Groep (Netherlands), insurance and financial management company AXA (France) and leading retail bank Credit Agricole (France) helped Fund performance. Our overweighting in the health care sector also proved beneficial to relative results.[4] Notable con-
tributors to performance from this sector included pharmaceutical companies
Sanofi (France) and Merck KGaA (Germany).

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2011, the U.S. dollar decreased in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s investment primarily in securities with non-U.S. currency exposure.
However, one cannot expect the same result in future periods.

Almost all geographic regions aided relative Fund performance. However, some allocations to specific countries such as China and Turkey detracted from the
Fund’s results. On a sector basis, stock selection in energy hurt performance, and our holdings in energy equipment and services company Honghua Group[5]
(China) and Brazilian oil, gas and consumable fuels company Petrobras (Petroleo
Brasileiro) were significant detractors.[6] Our underweighting and stock selection in consumer staples also hampered Fund performance.[7] Other notable detrac-
tors included electrical equipment maker Shanghai Electric Group (China) and information technology company Cisco Systems (U.S.).

2. The consumer discretionary sector comprises automobiles, auto components, household durables, media, multiline retail and specialty retail in the SOI.
3. The financials sector comprises commercial banks, diversified financial services, consumer finance, capital markets, insurance, and real estate management and development in the SOI.
4. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, life sciences tools and services, and pharmaceuticals in the SOI.
5. This holding is not an index component.
6. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.
7. The consumer staples sector comprises food and staples retailing, food products and household products in the SOI.

Semiannual Report | 5

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 6/30/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guar-
antee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 5/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/1/09, a restated figure is used based upon the Fund’s Class A per-
formance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +50.35% and +20.73%.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.33%; B: 2.08%; C: 2.08%; and
Advisor: 1.08%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 11

Templeton Global Opportunities Trust

Financial Highlights

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Opportunities Trust

Financial Highlights (continued)

| Class B | Six Months Ended June 30, 2011 (unaudited) | Year Ended December 31, 2010 | 2009 | 2008 | 2007 | 2006 |
|---|---|---|---|---|---|---|
| **Per share operating performance** | | | | | | |
| (for a share outstanding throughout the period) | | | | | | |
| Net asset value, beginning of period | $17.61 | $16.95 | $12.83 | $23.26 | $20.28 | $16.69 |
| Income from investment operations[a]: | | | | | | |
| Net investment income[b] | 0.13 | 0.08 | 0.08 | 0.16 | 0.14 | 0.02 |
| Net realized and unrealized gains (losses) | 1.04 | 0.65 | 4.10 | (10.00) | 3.20 | 4.42 |
| Total from investment operations | 1.17 | 0.73 | 4.18 | (9.84) | 3.34 | 4.44 |
| Less distributions from: | | | | | | |
| Net investment income | — | (0.07) | (0.06) | (0.10) | (0.09) | (0.03) |
| Net realized gains | — | — | — | (0.49) | (0.27) | (0.82) |
| Total distributions | — | (0.07) | (0.06) | (0.59) | (0.36) | (0.85) |
| Redemption fees[c] | — | — | — | —[d] | —[d] | —[d] |
| Net asset value, end of period | $18.78 | $17.61 | $16.95 | $12.83 | $23.26 | $20.28 |
| Total return[e] | 6.64% | 4.37% | 32.64% | (42.95)% | 16.56% | 26.89% |
| **Ratios to average net assets[f]** | | | | | | |
| Expenses | 2.08% | 2.09%[g] | 2.12%[g] | 2.09%[g] | 2.05%[g] | 2.14%[g] |
| Net investment income | 1.52% | 0.47% | 0.49% | 0.84% | 0.55% | 0.11% |
| **Supplemental data** | | | | | | |
| Net assets, end of period (000's) | $1,076 | $1,394 | $2,387 | $2,708 | $4,734 | $2,873 |
| Portfolio turnover rate | 15.65% | 23.89% | 15.29% | 12.22% | 9.14% | 9.54% |

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Templeton Global Opportunities Trust

Financial Highlights (continued)

Class C	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$17.41	$16.79	$12.74	$23.18	$20.21	$16.63
Income from investment operations[a]:						
Net investment income[b]	0.14	0.08	0.07	0.16	0.14	0.02
Net realized and unrealized gains (losses)	1.01	0.66	4.07	(9.97)	3.19	4.41
Total from investment operations	1.15	0.74	4.14	(9.81)	3.33	4.43
Less distributions from:						
Net investment income	—	(0.12)	(0.09)	(0.14)	(0.09)	(0.03)
Net realized gains	—	—	—	(0.49)	(0.27)	(0.82)
Total distributions	—	(0.12)	(0.09)	(0.63)	(0.36)	(0.85)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$18.56	$17.41	$16.79	$12.74	$23.18	$20.21
Total return[e]	6.61%	4.43%	32.55%	(42.96)%	16.60%	26.86%
Ratios to average net assets[f]						
Expenses	2.08%	2.09%[g]	2.12%[g]	2.08%[g]	2.05%[g]	2.15%[g]
Net investment income	1.52%	0.47%	0.49%	0.85%	0.55%	0.10%
Supplemental data						
Net assets, end of period (000's)	$39,911	$39,363	$42,976	$34,474	$47,010	$26,755
Portfolio turnover rate	15.65%	23.89%	15.29%	12.22%	9.14%	9.54%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Opportunities Trust

Financial Highlights (continued)

Advisor Class	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$17.71	$17.07	$13.02
Income from investment operations[b]:			
Net investment income[c]	0.25	0.24	0.07
Net realized and unrealized gains (losses)	1.02	0.70	4.21
Total from investment operations	1.27	0.94	4.28
Less distributions from net investment income	—	(0.30)	(0.23)
Net asset value, end of period	$18.98	$17.71	$17.07
Total return[d]	7.17%	5.53%	32.94%
Ratios to average net assets[e]			
Expenses	1.08%	1.09%[f]	1.12%[f]
Net investment income	2.52%	1.47%	1.49%
Supplemental data			
Net assets, end of period (000's)	$7,538	$5,873	$2,750
Portfolio turnover rate	15.65%	23.89%	15.29%

[a]For the period May 1, 2009 (effective date) to December 31, 2009.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Opportunities Trust

Statement of Investments, June 30, 2011 (unaudited)

16 | Semiannual Report

Templeton Global Opportunities Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Semiannual Report | 17

Templeton Global Opportunities Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

18 | Semiannual Report

Templeton Global Opportunities Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Semiannual Report | 19

Templeton Global Opportunities Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Industry	Shares	Value
Common Stocks (continued)			
United States (continued)			
United Parcel Service Inc., B	Air Freight & Logistics	58,100	$ 4,237,233
Viacom Inc., B	Media	97,760	4,985,760
[a]Watson Pharmaceuticals Inc.	Pharmaceuticals	114,060	7,839,344
			251,657,784
Total Common Stocks (Cost $725,056,048)			809,273,205
Preferred Stocks (Cost $10,081,295) 1.3%			
Brazil 1.3%			
Vale SA, ADR, pfd., A	Metals & Mining	391,010	11,323,650
Non-Registered Mutual Funds (Cost $4,142,000) 0.6%			
China 0.6%			
[a,b,c]Templeton China Opportunities Fund, Ltd., Reg D	Diversified Financial Services	414,543	5,306,152
Total Investments before Short Term Investments (Cost $739,279,343)			825,903,007
		Principal Amount	
Short Term Investments 1.8%			
U.S. Government and Agency Securities (Cost $15,000,000) 1.8%			
United States 1.8%			
[d]FHLB, 7/01/11		$15,000,000	15,000,000
Total Investments (Cost $754,279,343) 99.6%			840,903,007
Other Assets, less Liabilities 0.4%			3,124,985
Net Assets 100.0%			$844,027,992

See Abbreviations on page 34.

[a]Non-income producing.
[b]See Note 1(c) regarding investment in Templeton China Opportunities Fund, Ltd.
[c]See Note 8 regarding restricted securities.
[d]The security is traded on a discount basis with no stated coupon rate.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Opportunities Trust

Financial Statements

Statement of Assets and Liabilities June 30, 2011 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Opportunities Trust

Financial Statements (continued)

Statement of Operations for the six months ended June 30, 2011 (unaudited)

| | |
|---|---|
| Investment income: | |
| Dividends (net of foreign taxes of $1,561,931) | $15,324,057 |
| Interest | 2,378 |
| Total investment income | 15,326,435 |
| Expenses: | |
| Management fees (Note 3a) | 3,196,807 |
| Administrative fees (Note 3b) | 562,611 |
| Distribution fees: (Note 3c) | |
| Class A | 1,006,290 |
| Class B | 6,105 |
| Class C | 199,134 |
| Transfer agent fees (Note 3e) | 581,209 |
| Custodian fees (Note 4) | 73,694 |
| Reports to shareholders | 45,445 |
| Registration and filing fees | 41,347 |
| Professional fees | 34,109 |
| Trustees' fees and expenses | 49,015 |
| Other | 19,638 |
| Total expenses | 5,815,404 |
| Net investment income | 9,511,031 |
| Realized and unrealized gains (losses): | |
| Net realized gain (loss) from: | |
| Investments (net of foreign taxes of $25,427) | 1,900,143 |
| Foreign currency transactions | (57,938) |
| Net realized gain (loss) | 1,842,205 |
| Net change in unrealized appreciation (depreciation) on: | |
| Investments | 46,720,691 |
| Translation of other assets and liabilities denominated in foreign currencies | 52,710 |
| Change in deferred taxes on unrealized appreciation | 34,154 |
| Net change in unrealized appreciation (depreciation) | 46,807,555 |
| Net realized and unrealized gain (loss) | 48,649,760 |
| Net increase (decrease) in net assets resulting from operations | $58,160,791 |

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Opportunities Trust

Financial Statements (continued)

## Statements of Changes in Net Assets

| | Six Months Ended June 30, 2011 (unaudited) | Year Ended December 31, 2010 |
|---|---|---|
| Increase (decrease) in net assets: | | |
| Operations: | | |
| Net investment income | $ 9,511,031 | $ 10,227,635 |
| Net realized gain (loss) from investments and foreign currency transactions | 1,842,205 | (8,199,461) |
| Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes | 46,807,555 | 37,692,353 |
| Net increase (decrease) in net assets resulting from operations | 58,160,791 | 39,720,527 |
| Distributions to shareholders from: | | |
| Net investment income: | | |
| Class A | — | (11,446,215) |
| Class B | — | (6,756) |
| Class C | — | (272,711) |
| Advisor Class | — | (94,372) |
| Total distributions to shareholders | — | (11,820,054) |
| Capital share transactions: (Note 2) | | |
| Class A | (61,450,218) | (101,743,409) |
| Class B | (400,524) | (1,007,145) |
| Class C | (1,986,924) | (4,688,964) |
| Advisor Class | 1,277,540 | 2,868,474 |
| Total capital share transactions | (62,560,126) | (104,571,044) |
| Net increase (decrease) in net assets | (4,399,335) | (76,670,571) |
| Net assets: | | |
| Beginning of period | 848,427,327 | 925,097,898 |
| End of period | $844,027,992 | $ 848,427,327 |
| Undistributed net investment income included in net assets: | | |
| End of period | $ 10,839,116 | $ 1,328,085 |

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Opportunities Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related

24 | Semiannual Report

Templeton Global Opportunities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Semiannual Report | 25

Templeton Global Opportunities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Investment in Templeton China Opportunities Fund, Ltd.

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Fund’s investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

26 | Semiannual Report

Templeton Global Opportunities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

Semiannual Report | 27

Templeton Global Opportunities Trust Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

28 | Semiannual Report

# Templeton Global Opportunities Trust

## Notes to Financial Statements (unaudited) *(continued)*

### 3. Transactions with Affiliates *(continued)*

**a. Management Fees**

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

| Annualized Fee Rate | Net Assets |
|---|---|
| 0.750% | Up to and including $1 billion |
| 0.730% | Over $1 billion, up to and including $5 billion |
| 0.710% | Over $5 billion, up to and including $10 billion |
| 0.690% | Over $10 billion, up to and including $15 billion |
| 0.670% | Over $15 billion, up to and including $20 billion |
| 0.650% | In excess of $20 billion |

Under a subadvisory agreement, TAML and FTIA, affiliates of TIC, provide subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the average daily net assets, and is not an additional expense of the Fund.

**b. Administrative Fees**

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

| Annualized Fee Rate | Net Assets |
|---|---|
| 0.150% | Up to and including $200 million |
| 0.135% | Over $200 million, up to and including $700 million |
| 0.100% | Over $700 million, up to and including $1.2 billion |
| 0.075% | In excess of $1.2 billion |

**c. Distribution Fees**

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

| | |
|---|---|
| Class A | 0.25% |
| Class B | 1.00% |
| Class C | 1.00% |

Semiannual Report | 29

Templeton Global Opportunities Trust

## Notes to Financial Statements (unaudited) *(continued)*

### 3. Transactions with Affiliates *(continued)*

**d. Sales Charges/Underwriting Agreements**

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

| | |
|---|---|
| Sales charges retained net of commissions paid to unaffiliated broker/dealers | $31,384 |
| CDSC retained | $ 679 |

**e. Transfer Agent Fees**

For the period ended June 30, 2011, the Fund paid transfer agent fees of $581,209, of which $368,677 was retained by Investor Services.

### 4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2011, there were no credits earned.

### 5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

| | |
|---|---|
| Capital loss carryforwards expiring in: | |
| 2016 | $ 3,987,014 |
| 2017 | 32,552,977 |
| 2018 | 19,241,600 |
| | $55,781,591 |

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2010, the Fund deferred realized capital losses of $589,932.

30 | Semiannual Report

Templeton Global Opportunities Trust

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, pass-through entity income, and regulatory settlements.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, foreign capital gains tax, and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30,
2011, aggregated $133,196,310 and $195,828,087, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associ-
ated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility.
In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer gen-
erally incurs all registration costs.

Semiannual Report | 31

Templeton Global Opportunities Trust

Notes to Financial Statements (unaudited) (continued)

8. RESTRICTED SECURITIES (continued)

At June 30, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

32 | Semiannual Report

Templeton Global Opportunities Trust

Notes to Financial Statements (unaudited) (continued)

10. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

At June 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards
Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International
Financial Reporting Standards (IFRS). The amendments in the ASU will improve the compara-
bility of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measure-
ment principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

Semiannual Report | 33

Templeton Global Opportunities Trust

Notes to Financial Statements (unaudited) (continued)

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency Selected Portfolio

EUR - Euro ADR - American Depository Receipt
GBP - British Pound FHLB - Federal Home Loan Bank

34 | Semiannual Report

Templeton Global Opportunities Trust Shareholder Information

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-
interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished through-
out the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commis-
sions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to
U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin
Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agree-
ment for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the
Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund share-
holders from being part of the Franklin Templeton family of funds, including the right to exchange

Semiannual Report | 35

Templeton Global Opportunities Trust Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

investments between the same class of funds without a sales charge, the ability to reinvest Fund divi-
dends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurri-
canes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s deter-
mination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The
Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton
Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment per-
formance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agree-
ment renewal. The Lipper report prepared for the Fund showed the investment performance of its
Class A shares during 2010, as well as the previous 10 years ended December 31, 2010, in com-
parison to a performance universe consisting of all retail and institutional global large-cap core funds as selected by Lipper. The Lipper report showed that the Fund’s total return during 2010 was in the lowest quintile of its Lipper performance universe, and on an annualized basis was also in the lowest quintile of its Lipper performance universe for the previous three-year period, but in the upper half of its universe for the previous five-year period, and in the second-highest quintile of such universe for the previous 10-year period. The Board was not satisfied with the Fund’s recent results and intends to continue monitoring the Fund’s ongoing performance. The Board believed, however, that the Manager was taking appropriate action to improve such performance, noting that changes in the Fund’s portfolio managers had been made during the past year.

36 | Semiannual Report

Templeton Global Opportunities Trust Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the manage-
ment fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While rec-
ognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contrac-
tual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual invest-
ment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.
Lipper’s expense comparison report showed the Fund’s contractual investment management fee rate to be within 10 basis points of the median for the Lipper expense group and its actual total expense ratio to be within two basis points of the median for such expense group. The Board found the expenses of the Fund in comparison to those of its Lipper expense group as shown in the Lipper reports to be acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the
Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin
Templeton’s U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost alloca-
tion methodology was consistent with that followed in profitability report presentations for the
Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitabil-
ity, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expen-
ditures in improving shareholder services provided the Fund, as well as the need to meet additional

Semiannual Report | 37

Templeton Global Opportunities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inher-
ently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Fund’s management advisory fee schedule is at the rate of 0.75% on the first $1 billion of Fund net assets; 0.73% on the next
$4 billion of Fund net assets; and declines incrementally thereafter until being reduced to a fixed rate of 0.65% on net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services that starts at 0.15% on the first $200 million of the Fund’s net assets;
declines to 0.135% on the next $500 million of net assets; and declines through further breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion net asset level. At the end of 2010, the Fund’s net assets were approximately $849 million and, to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedules of management advisory and administration fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort
Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange
Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

38 | Semiannual Report

Templeton Global Opportunities Trust

Shareholder Information (continued)

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed
Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 39

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is
"independent" as defined under the relevant Securities and Exchange
Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment
Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant
maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits. (a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/LAURA F. FERGERSON________________
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON________________
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date August 25, 2011

By /s/MARK H. OTANI_____________________
Mark H. Otani
Chief Financial Officer and
Chief Accounting Officer
Date August 25, 2011